SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Plant, Equipment And Mining Properties - Mexico	$ 52,891	$ 43,812
Plant, Equipment And Mining Properties - Canada	178	244
Total Plant, Equipment And Mining Properties	$ 53,069	$ 44,056